Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Net Defined Benefit Plan Obligations
The movement on net defined benefit plan obligations was as follows:

	Pension Plans (1)		OPEB (1)		Total (1)

	2019	2018	2019	2018	2019	2018
As of January 1	(589)	(812)	(112)	(142)	(701)	(954)
Plan expense recognized in income statement:
Continuing operations	(67)	(74)	(13)	(5)	(80)	(79)
Discontinued operations	-	(18)	-	(2)	-	(20)
Actuarial (losses) gains	(49)	97	(4)	7	(53)	104
Exchange differences	1	12	-	2	1	14
Contributions paid	195	56	8	12	203	68
Disposals of businesses	-	148	1	19	1	167
Other	(1)	2	1	(3)	-	(1)
Net plan obligations as of December 31	(510)	(589)	(119)	(112)	(629)	(701)
Net plan surpluses recognized in non-current assets					85	7
Net plan obligations recognized in non-current liabilities					(714)	(708)
(1) Includes amounts for immaterial defined benefit and OPEB plans that are not included in the detailed analysis below.

Summary of Net Surpluses (Obligations) of Material Defined Benefit Plans
The net surpluses (obligations) of the material defined benefit plans recognized in the consolidated statement of financial position were as follows:

	Funded		Unfunded (1)		OPEB		Total

As of December 31,	2019	2018	2019	2018	2019	2018	2019	2018
Present value of plan obligations	(3,628)	(3,164)	(299)	(279)	(102)	(104)	(4,029)	(3,547)
Fair value of plan assets	3,428	2,857	-	-	-	-	3,428	2,857
Net plan obligations	(200)	(307)	(299)	(279)	(102)	(104)	(601)	(690)
Net plan surpluses	83	5	-	-	-	-	83	5
Net plan obligations	(283)	(312)	(299)	(279)	(102)	(104)	(684)	(695)
(1) Unfunded pension plans consist of SERPs for eligible employees.

Disclosure of Present Value of Defined Benefit Obligations
The following summarizes activity in the defined benefit obligation:

Present Value of Defined Benefit Obligations	Funded		Unfunded		OPEB		Total

	2019	2018	2019	2018	2019	2018	2019	2018
Opening defined benefit obligation	(3,164)	(7,182)	(279)	(325)	(104)	(114)	(3,547)	(7,621)
Current service cost	(39)	(72)	(2)	(2)	(1)	(1)	(42)	(75)
Administration fees	(11)	(11)	(1)	(1)	-	-	(12)	(12)
Interest cost	(119)	(177)	(12)	(11)	(4)	(4)	(135)	(192)
Actuarial (losses) gains from changes in financial assumptions (1)	(497)	460	(27)	20	(8)	7	(532)	487
Actuarial gains from changes in demographic assumptions (2)	52	9	4	1	1	2	57	12
Experience gains (losses)	1	9	(4)	3	6	(2)	3	10
Contributions by employees	(1)	(6)	-	-	(2)	(2)	(3)	(8)
Benefits paid	172	256	22	19	10	9	204	284
Administration fees disbursements	11	8	-	1	-	-	11	9
Curtailment gain (loss)	8	32	-	(1)	-	-	8	31
Disposals of businesses	-	3,337	-	15	-	-	-	3,352
Exchange differences	(42)	176	(1)	2	-	-	(43)	178
Other	1	(3)	1	-	-	1	2	(2)
Closing defined benefit obligation	(3,628)	(3,164)	(299)	(279)	(102)	(104)	(4,029)	(3,547)
(1) Losses in 2019 were primarily associated with a decrease in discount rates used to measure the obligation. Gains in 2018 were primarily associated with an increase in discount rates used to measure the obligation.
(2) Gains in 2019 and 2018 were primarily associated with new mortality tables, reflecting shorter life expectancy.

Defined Benefit Obligation - Other Disclosures
The total closing defined benefit obligation can be further analyzed by participant group and by geography.

	2019	2018		2019	2018
Active employees	30%	34%	U.S.	70%	70%
Deferred	33%	32%	U.K.	26%	26%
Retirees	37%	34%	Rest of world	4%	4%
Closing defined benefit obligation	100%	100%		100%	100%

Fair Value of Plan Assets
The following summarizes activity in plan assets:

Fair Value of Plan Assets	Funded		Unfunded		OPEB		Total

	2019	2018	2019	2018	2019	2018	2019	2018
Opening fair value of plan assets	2,857	7,142	-	-	-	-	2,857	7,142
Interest income (1)	110	171	-	-	-	-	110	171
Return on plan assets excluding amounts included in interest income (2)	424	(510)	-	-	-	-	424	(510)
Contributions by employer	173	38	22	20	8	7	203	65
Contributions by employees	1	6	-	-	2	2	3	8
Benefits paid	(172)	(256)	(22)	(19)	(10)	(9)	(204)	(284)
Administration fees disbursements	(11)	(8)	-	(1)	-	-	(11)	(9)
Disposals of businesses	-	(3,537)	-	-	-	-	-	(3,537)
Exchange differences	43	(181)	-	-	-	-	43	(181)
Other	3	(8)	-	-	-	-	3	(8)
Closing fair value of plan assets	3,428	2,857	-	-	-	-	3,428	2,857
(1) Interest income is calculated using the discount rate for the period.
(2) Return on plan assets represents the difference between the actual return on plan assets and the interest income computed using the discount rate.

Summary of Major Categories of Plan Assets for Funded Plans
In aggregate, the major categories of plan assets for funded plans were as follows:

	Quoted (1)		Unquoted		Total

	2019	2018	2019	2018	2019	2018
Equities (2)
U.S.	144	113	50	38	194	151
U.K.	6	6	-	-	6	6
All other	92	74	479	410	571	484
Total Equities	242	193	529	448	771	641
Bonds (3)
Corporate
U.S.	201	181	698	613	899	794
U.K.	-	-	149	130	149	130
All other	2	2	54	-	56	2
Government
U.S.	2	2	552	513	554	515
All other	3	-	11	11	14	11
Other fixed income	68	71	112	55	180	126
Total Bonds	276	256	1,576	1,322	1,852	1,578
Multi-asset (4)
U.K.	7	-	-	-	7	-
All other	-	-	133	119	133	119
Total Multi-asset	7	-	133	119	140	119
Property	2	3	-	-	2	3
Insurance	-	-	38	37	38	37
Derivatives	-	1	266	220	266	221
Cash and cash equivalents	11	14	341	234	352	248
Other	1	2	6	8	7	10
Total	539	469	2,889	2,388	3,428	2,857
(1) Asset valuation based on Level 1 evidence under the fair value hierarchy: quoted prices (unadjusted) in active markets for identical assets or liabilities.
(2) Equities include direct shareholdings and funds focused on equity strategies.
(3) Bonds include direct credit holdings and funds focused on fixed income strategies. Within this grouping, Government includes debt issued by national, state and local government agencies and Other fixed income includes blended Corporate/Government credit strategies.
(4) Multi-asset includes funds that invest in a range of asset classes.

Summary of Weighted-Average Actuarial Assumptions
The weighted-average actuarial assumptions were as follows:

	Funded		Unfunded		OPEB

As of December 31,	2019	2018	2019	2018	2019	2018
Discount rate	2.94%	3.82%	3.31%	4.27%	3.03%	4.08%
Inflation assumption	3.19%	3.25%	2.37%	2.33%	-	-
Rate of increase in salaries	3.44%	3.46%	3.50%	3.50%	3.40%	3.39%
Rate of increase in pension payments	3.03%	3.06%	3.05%	3.10%	-	-
Medical cost trend	-	-	-	-	6.25%	6.50%

Summary of Life Expectation in Years of an Average Plan Participant
The following table illustrates the life expectation in years of an average plan participant retiring at age 65 as of December 31, 2019 and 2018 and a plan participant at age 40 as of December 31, 2019 and 2018 retiring 25 years later at age 65 under the mortality assumptions used.

December 31, 2019	Life Expectation in Years

	Male	Female
Employee retiring as of December 31, 2019 at age 65	22	23
Employee age 40 as of December 31, 2019 retiring at age 65	24	25

December 31, 2018	Life Expectation in Years

	Male	Female
Employee retiring as of December 31, 2018 at age 65	22	24
Employee age 40 as of December 31, 2018 retiring at age 65	23	25

Defined Benefit Plan Expense
Defined benefit plan expense for material defined benefit plans for years ended December 31, 2019 and 2018 was as follows:

Income Statement (1)	Funded		Unfunded		OPEB		Total

Year ended December 31,	2019	2018	2019	2018	2019	2018	2019	2018
Current service cost	39	52	2	2	1	1	42	55
Net interest cost	9	12	12	11	4	4	25	27
Administration fees	11	7	1	1	-	-	12	8
Curtailment (gain) loss	(8)	(20)	-	1	-	-	(8)	(19)
Plan amendments	-	5	-	-	-	-	-	5
Defined benefit plan expense - continuing operations	51	56	15	15	5	5	71	76
Defined benefit plan expense - discontinued operations (2)	-	16	-	-	-	1	-	17
(1) Current service cost and administration fees are included in the “Post-employment benefits” component of “Operating expenses” as set out in note 6. Net interest cost is reported in “Finance costs, net” as set out in note 8.
(2) Discontinued operations includes $12 million of curtailment gains.

Summary of Amounts Recognized in Other Comprehensive Loss (Income) for Material Defined Benefit Plans
The following summarizes amounts recognized in other comprehensive (income) loss for material defined benefit plans:

Other Comprehensive (Income) Loss	Funded		Unfunded		OPEB		Total

Year ended December 31,	2019	2018	2019	2018	2019	2018	2019	2018
Remeasurement losses (gains) on defined benefit obligation:
Due to financial assumption changes	497	(460)	27	(20)	8	(7)	532	(487)
Due to demographic assumption changes	(52)	(9)	(4)	(1)	(1)	(2)	(57)	(12)
Due to experience	(1)	(9)	4	(3)	(6)	2	(3)	(10)
Return on plan assets greater than discount rate	(424)	510	-	-	-	-	(424)	510
Change in irrecoverable surplus other than interest	-	(102)	-	-	-	-	-	(102)
Total recognized in other comprehensive loss (income) before taxation	20	(70)	27	(24)	1	(7)	48	(101)
Other comprehensive loss (income) attributable to:
Continuing operations	20	(50)	27	(24)	1	(7)	48	(81)
Discontinued operations	-	(20)	-	-	-	-	-	(20)

Accumulated Comprehensive Loss (Income)	Funded		Unfunded		OPEB		Total

	2019	2018	2019	2018	2019	2018	2019	2018
Balance of actuarial losses (gains) at January 1	1,059	1,027	55	79	(88)	(81)	1,026	1,025
Net actuarial losses (gains) recognized in the year	20	32	27	(24)	1	(7)	48	1
Balance of actuarial losses (gains) at December 31	1,079	1,059	82	55	(87)	(88)	1,074	1,026
Balance of asset ceiling at January 1	312	406	-	-	-	-	312	406
Interest cost on irrecoverable surplus	-	8	-	-	-	-	-	8
Effects of the asset ceiling in the year	-	(102)	-	-	-	-	-	(102)
Balance of asset ceiling at December 31 (1)	312	312	-	-	-	-	312	312
Total accumulated comprehensive loss (income) at December 31	1,391	1,371	82	55	(87)	(88)	1,386	1,338
(1) Relates to the former Financial & Risk business disposed in 2018.